SCHEDULE OF NUMBER OF UNVESTED SHARES (Details) - $ / shares		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Notes and other explanatory information [abstract]
Number of unvested shares based on number of shares-in-issue, beginning balance		780,058		1,890		1,545
Additions						389
Exercised	[1]					(44)
Forfeited
Expired
Number of unvested shares based on number of shares-in-issue, ending balance		4,148,026		780,058		1,890
Number of unvested shares recapitalized		518,503				1,549,800
Weighted average exercise price of share options outstanding at the beginning and end of the year, and those granted, exercised, forfeited, or expired during the year		$ 0.00005		$ 0.00005
Number of share options exercisable				17,345		1,380,060
Additions		83,143		69
Exercised	[2]			(44)
Pre-recapitalized balance				1,915
Post-recapitalized balance		6,905,608		1,570,219
Additions		528,586		566,119
Exercised		(3,286,168)	[3]	(1,003,680)	[4]
Expired				(352,600)
Pre-recapitalized balance		863,201
Additions from bonus split		6,042,407
Forfeited
Expired

[1]	The weighted average share price at the exercise date is $2.998 (recapitalized).
[2]	The weighted average share price at the exercise date is $2.746 (recapitalized).
[3]	The weighted average share price at the exercise date is $0.67 (post-share consolidation of $5.39).
[4]	The weighted average share price at the exercise date is $2.098.